CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Revenues
Total revenues	$ 8,101	$ 20,876	$ 26,439	$ 1,034
Cost of sales
Total cost of sales	21,510	38,518	50,796	5,468
Gross margin	(13,409)	(17,642)	(24,357)	(4,434)
Operating expenses:
Research and development	31,362	40,623	54,656	59,607
Sales and marketing	9,994	13,927	18,749	14,674
General and administrative	11,004	8,290	11,283	44,898
Total operating expenses	52,360	62,840	84,688	119,179
Loss from operations	(65,769)	(80,482)	(109,045)	(123,613)
Interest expense	(253)	(389)	(503)	(261)
Interest and other income, net	995	5,102	5,952	2,535
Loss before income taxes	(65,027)	(75,769)	(103,596)	(121,339)
Provision for income taxes					$ 0
Net loss	$ (65,027)	$ (75,769)	$ (103,596)	$ (121,339)
Net loss per share-basic and diluted	$ (2.21)	$ (3.38)	$ (4.43)	$ (7.36)
Product
Revenues
Total revenues	$ 6,113	$ 18,655	$ 22,758	$ 751
Cost of sales
Total cost of sales	18,145	35,218	45,268	4,572
Service
Revenues
Total revenues	1,988	2,221	3,681	283
Cost of sales
Total cost of sales	$ 3,365	$ 3,300	$ 5,528	$ 896